On December 31, 2021, the Company does not have subsidiaries in its corporate structure. In November 2021, TIM S.A. started having I-Systems as an affiliated company and to record the income (loss) of this company under the equity method, no longer consol (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Profit for the year	R$ 2,957,174	R$ 1,828,254	R$ 3,622,127
Retained earnings	R$ 11,236,551	R$ 9,317,356
T I M S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	1,794,287,995
[custom:InterestInTotalCapital]	49.00%
Issue of equity	R$ 1,794,288
Profit for the year	(22,968)
Retained earnings	(11,254)
Current held-to-maturity investments	R$ 1,601,703